Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Jul. 01, 2019 $ / shares	Jun. 28, 2019 shares	Jul. 02, 2018 $ / shares	Jun. 29, 2018 shares	Jul. 30, 2017 shares	Jul. 03, 2017 $ / shares	Jun. 30, 2017 shares	Jun. 28, 2016 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure of transactions between related parties [line items]
Subscription price (eur per share) | $ / shares									$ 3.55	$ 3.62	$ 3.90
Share-based payment expense | $									$ 1,106	$ 1,397	$ 1,043
Warrants | Board of Directors
Disclosure of transactions between related parties [line items]
Exercise price (usd per share) | $ / shares	$ 0.89		$ 2.04			$ 3.31
Subscription price (eur per share) | € / shares												€ 0.00002778	€ 0.01
Share-based payment expense | $									$ 28	$ 65	$ 89
Warrants | Mr. de Pesquidoux
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		36,000			30,000
Warrants | Mr. Pitteloud
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				30,000			30,000	20,000
Warrants | Mr. Sharma
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				30,000			30,000	20,000
Warrants | Mr. Slonimsky
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				30,000			30,000	20,000
Warrants | Mr. Maitre
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				30,000			30,000	20,000
Warrants | Mr. Nottenburg
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				30,000			30,000